Fees Summary	Jul. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0
Previously Paid Amount	0
Total Fee Amount	175,567.84
Total Offset Amount	0
Net Fee	$ 175,567.84